SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Schedule Of Condensed Balance Sheet [Table Text Block]
The carrying amount and classification of Sino-China's assets and liabilities included in the Company’s Consolidated Balance Sheets are as follows:

	June 30,	June 30,
	2014	2013

Total current assets	$173,273	$145,307
Total assets	419,048	326,480
Total current liabilities	312,521	324,334
Total liabilities	312,521	324,334

Schedule Of Differences Between Reported Amount and Reporting Currency Denominated Amount [Table Text Block]
The exchange rates for the years ended June 30, 2014 and June 30, 2013 are as follows:

	June 30,
	2014		2013
Foreign currency	Balance Sheet	Profits/Loss	Balance Sheet	Profits/Loss
RMB:1USD	6.2043	6.1374	6.1787	6.2458
1AUD:USD	1.0609	1.0898	0.9143	1.0266
1HKD:USD	7.7503	7.7552	0.1289	0.1289
1CAD:USD	1.0672	1.0704	0.9506	0.9956

Schedule Of Estimated Useful Lives Of Property And Equipment [Table Text Block]	Depreciation is calculated on a straight-line basis over the following estimated useful lives:
Buildings	20 years
Motor vehicles	5-10 years
Furniture and office equipment	3-5 years